Account receivables (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE
Accounts receivable	$ 4,757,754	$ 1,377,234
Less: allowance for doubtful accounts	(546,892)	(602,897)
Accounts receivable, net	$ 4,210,862	$ 774,337